Long-term debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt
Long-term debt

In April 2015, the FASB issued accounting guidance which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability. Prior to the issuance of the new guidance, debt issuance costs were required to be presented in the balance sheet as an asset. We have retrospectively adopted this guidance and as a result $80 million and $90 million of debt issuance costs have been reclassified from Other assets to Long-term debt due within one year and Long-term debt due after one year within our Consolidated Financial Position as of December 31, 2015 and December 31, 2014, respectively.

		December 31,
(Millions of dollars)	Effective Yield to Maturity [1]	2015	2014
Machinery, Energy & Transportation:
Notes—$500 million of 5.700% due 2016 [2]	5.80%	$—	$503
Notes—$1,250 million of 3.900% due 2021 [2]	4.01%	1,244	1,242
Notes—$759 million of 5.200% due 2041 [2]	5.27%	751	751
Debentures—$500 million of 1.500% due 2017 [2]	1.63%	499	499
Debentures—$900 million of 7.900% due 2018 [2]	7.98%	899	897
Debentures—$120 million of 9.375% due 2021	9.41%	120	120
Debentures—$500 million of 2.600% due 2022 [2]	2.70%	497	496
Debentures—$82 million of 8.000% due 2023	8.06%	82	82
Debentures—$1,000 million of 3.400% due 2024	3.46%	996	996
Debentures—$193 million of 6.625% due 2028 [2]	6.68%	192	192
Debentures—$242 million of 7.300% due 2031 [2]	7.38%	240	240
Debentures—$307 million of 5.300% due 2035 [2]	8.64%	212	210
Debentures—$460 million of 6.050% due 2036 [2]	6.12%	456	456
Debentures—$65 million of 8.250% due 2038 [2]	8.38%	64	64
Debentures—$160 million of 6.950% due 2042 [2]	7.02%	159	159
Debentures—$1,722 million of 3.803% due 2042 [2]	6.39%	1,198	1,179
Debentures—$500 million of 4.300% due 2044	4.39%	493	493
Debentures—$500 million of 4.750% due 2064	4.81%	494	493
Debentures—$246 million of 7.375% due 2097 [2]	7.51%	242	242
Capital lease obligations		77	85
Other		45	46
Total Machinery, Energy & Transportation		8,960	9,445
Financial Products:
Medium-term notes		15,679	17,255
Other		530	996
Total Financial Products		16,209	18,251
Total long-term debt due after one year		$25,169	$27,696

[1]	Effective yield to maturity includes the impact of discounts, premiums and debt issuance costs.

[2]
Redeemable at our option in whole or in part at any time at a redemption price equal to the greater of (i) 100% of the principal amount or (ii) the discounted present value of the notes or debentures, calculated in accordance with the terms of such notes or debentures.

All outstanding notes and debentures are unsecured and rank equally with one another.

On May 8, 2014, we issued $1.0 billion of 3.400% Senior Notes due 2024, $500 million of 4.300% Senior Notes due 2044, and $500 million of 4.750% Senior Notes due 2064.

Cat Financial's medium term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 2.4% with remaining maturities up to 12 years at December 31, 2015.

The aggregate amounts of maturities of long-term debt during each of the years 2016 through 2020, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2016	2017	2018	2019	2020
Machinery, Energy & Transportation	$517	$531	$907	$7	$8
Financial Products	5,362	5,866	4,154	2,531	1,125
	$5,879	$6,397	$5,061	$2,538	$1,133

Interest paid on short-term and long-term borrowings for 2015, 2014 and 2013 was $1,047 million, $1,109 million and $1,141 million respectively.

Please refer to Note 18 and Table III for fair value information on long-term debt.